Revenue (Tables)	12 Months Ended
Dec. 31, 2025
Coinshares International Limited [Member]
Revenue (Tables) [Line Items]
Schedule of Revenue Consists

The Group’s revenue consists of the following:

	For the Years Ended December 31,
	2025	2024	2023
Management fees	$126,371	$111,691	$53,709
Staking revenue	21,901	29,449	24,692
Lending book interest	10,684	9,397	2,390
Other revenue	6,721	5,003	6,920
Total Revenue	$165,677	$155,540	$87,711

The Group’s management fees consist of the following:

	For the Years Ended December 31,
	2025	2024	2023
CoinShares XBT Provider AB	$92,647	$85,814	$48,389
CoinShares Physical	27,676	21,363	3,373
Block Index	3,281	2,215	1,787
CoinShares Valkyrie	2,763	2,137	—
Other	4	162	160
Total Management Fees	$126,371	$111,691	$53,709

Staking revenue, Lending book interest, and other revenue

	For the Years Ended December 31,
	2025	2024	2023
Staking revenue	$21,901	$29,449	$24,692
Lending book interest	10,684	9,397	2,390
Other revenue:
Other digital asset income	3	1,310	3,152
Other operating income	2,481	2,066	1,928
Fee rebates	4,237	1,627	1,840
Total other revenue	$6,721	$5,003	$6,920